Deferred tax - Summary of non-current liabilities - deferred tax (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets and liabilities [abstract]
Deferred tax liability associated with Licensing Agreement - Non-current liabilities	$ 272	$ 2,018